Derivative financial assets and liabilities - fair value of derivative assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	€ 297	€ 284
Financial derivative assets - current	283	265
Financial derivative assets - non-current	14	19
Derivative financial liabilities	(207)	(139)
Financial derivative liabilities - current	(204)	(138)
Financial derivative liabilities - non-current	(3)	(1)
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	0	2
Hedging derivative, liabilities	0	0
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	0	2
Hedging derivative, liabilities	0	0
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	229	143
Hedging derivative, liabilities	(150)	(103)
Cash flow hedges | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	149	100
Hedging derivative, liabilities	(75)	(95)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	22	4
Hedging derivative, liabilities	(16)	(7)
Cash flow hedges | Interest rate and currency risk
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	17	9
Hedging derivative, liabilities	0	0
Cash flow hedges | Commodity price risk
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	41	30
Hedging derivative, liabilities	(59)	(1)
Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	0	5
Hedging derivative, liabilities	0	0
Hedges of net investment in foreign operations | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	0	5
Hedging derivative, liabilities	0	0
Derivatives for trading
Disclosure of detailed information about hedging instruments [line items]
Derivatives assets for trading	68	134
Derivatives liabilities for trading	€ (57)	€ (36)